LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Oct. 31, 2023	Oct. 08, 2023	Dec. 31, 2022
LEASES
2024	¥ 9,645,224
2025	5,484,022
2026	1,618,295
2027	646,558
2028	356,789
Thereafter	657,608
Total undiscounted lease payments	18,408,496	¥ 309,000	¥ 309,000
Less: imputed interest	(712,776)
Total lease liabilities	¥ 17,695,720			¥ 11,572,275